Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted
Insider Trading Policy
The Company has not yet adopted stand-alone insider trading policies and procedures governing the purchase, sale and/or other dispositions of the Company’s securities by directors, officers and employees, or the Company itself. However, pursuant to its Code of Business Conduct and Ethics, the Company does (i) prohibit insiders from trading in securities of the Company with any person other than the Company; (ii) require insiders who wish to buy or sell securities complete an Insider trading certification form, pursuant to which they must certify that, to their reasonable belief, they are not in possession of any material non-public information relevant to the value of the securities not reflected in the proposed trade; and (iii) prohibit insiders from passing on material non-public information to third parties outside the Company. The Company has not yet adopted a stand-alone insider trading policy because there is currently no market for the purchase or sale of the Company’s securities as the Company’s securities are not listed on a national securities exchange or automated quotation system and are not DTC eligible. All stockholders of the Company hold their shares of record in book-entry form at Vistra USA LLC ("Vistra"), the Company’s transfer agent. Accordingly, any proposed purchase, sale and/or other disposition of the Company’s securities would be known to the Company and require an instruction letter from the Company to Vistra.